Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Ordinary shares	Share premium	Capital reserves from options granted	Other reserves	Capital reserves from transactions with non- controlling interest	Currency translation differences	Warrants	Accumulated deficit	Total	Non- controlling interests	Total
Beginning balance at Dec. 31, 2020	$ 93,021		$ 1,450	$ 545	$ 9,848	$ (1,118)	$ 197	$ (80,982)	$ 22,961	$ 3,233	$ 26,194
Income (Loss) for the period								9,785	9,785	(1,858)	7,927
Other comprehensive income (loss)				(76)		37			(39)	(28)	(67)
TOTAL COMPREHENSIVE LOSS FOR THE PERIOD				(76)		37		9,785	9,746	(1,886)	7,860
TRANSACTIONS WITH SHAREHOLDERS:
Issuance of warrants and shares by Gix Internet Ltd. (note 4.F)	49,398	(32,062)							17,336		17,336
Issuance of shares by a subsidiary					1,704				1,704	1,893	3,597
Purchase of a subsidiary (note 4E)			60						60	993	1,053
Deemed contributions to a subsidiary (note 4E)				(359)					(359)	466	107
Loss of control in a subsidiary (note 4C)								(713)	(713)	(3,024)	(3,737)
Cancellation of par value	(142,419)	142,419
Share in capital reserve of an associate					880				880		880
Stock-based compensation in connection with options granted to employees and service providers			53						53	561	614
Expiration of warrants		43	(43)
TOTAL TRANSACTIONS WITH SHAREHOLDERS	(93,021)	110,400	70	(359)	2,584			(713)	18,961	889	19,850
Ending balance at Jun. 30, 2021		110,400	1,520	110	12,432	(1,081)	197	(71,910)	51,668	2,236	53,904
Beginning balance at Dec. 31, 2020	93,021		1,450	545	9,848	(1,118)	197	(80,982)	22,961	3,233	26,194
Income (Loss) for the period								6,794	6,794	(2,748)	4,046
Other comprehensive income (loss)				(29)		116			87	75	162
TOTAL COMPREHENSIVE LOSS FOR THE PERIOD				(29)		116		6,794	6,818	(2,673)	4,208
TRANSACTIONS WITH SHAREHOLDERS:
Consolidation of a subsidiary (note 4E)		71							71	1,156	1,227
Exercise of warrants issued by ScoutCam Inc. (note 4C)					264				264	518	782
Loss of control in ScoutCam Inc. (note 4C)										(2,760)	(2,760)
Deemed contribution to an affiliate (note 4F)				10					10		10
TRANSACTIONS WITH SHAREHOLDERS:
Issuance of warrants and shares by Gix Internet Ltd. (note 4.F)	49,398	(32,062)							17,336		17,336
Issuance of shares by a subsidiary					717				717	1,138	1,855
Deemed contributions to a subsidiary (note 4E)				108	(421)				(313)	529	216
Cancellation of par value	(142,419)	142,419
Subsidiaries’ share-based compensation to employees and service providers (note 4.D)										1,102	1,102
Share based compensation to employees and service providers (note 8)		60	1,203						1,263		1,263
Expiration of options		74	(74)
TOTAL TRANSACTIONS WITH SHAREHOLDERS	(93,021)	110,562	1,129	118	560				19,348	1,683	21,031
Ending balance at Dec. 31, 2021		110,562	2,579	634	10,408	(1,002)	197	(74,188)	49,190	2,243	51,433
Beginning balance at Jun. 30, 2021		110,400	1,520	110	12,432	(1,081)	197	(71,910)	51,668	2,236	53,904
Ending balance at Dec. 31, 2021		110,562	2,579	634	10,408	(1,002)	197	(74,188)	49,190	2,243	51,433
Income (Loss) for the period								(3,590)	(3,590)	(1,158)	(4,748)
Other comprehensive income (loss)						(685)			(685)	(276)	(961)
TOTAL COMPREHENSIVE LOSS FOR THE PERIOD						(685)		(3,590)	(4,275)	(1,434)	(5,709)
TRANSACTIONS WITH SHAREHOLDERS:
Issuance of warrants and shares by Gix Internet Ltd. (note 4.F)					(713)				(713)	811	98
Deemed contributions to a subsidiary (note 4E)				121	(356)				(235)	478	243
Issuance of shares in consideration for investments (note 4.M, 4.N)		900							900		900
Issuance of shares by Eventer (note 4.D)					(20)				(20)	20
Consolidation of Gix Internet Ltd. (note 4.F)		(144)							(144)	6,129	5,985
Divided paid to non-controlling interests (note 4.F)										(391)	(391)
Subsidiaries’ share-based compensation to employees and service providers (note 4.D)										191	191
Share based compensation to employees and service providers (note 8)			439						439		439
Expiration of options		4	(4)
TOTAL TRANSACTIONS WITH SHAREHOLDERS		760	435	121	(1,089)				227	7,238	7,465
Ending balance at Jun. 30, 2022		$ 111,322	$ 3,014	$ 755	$ 9,319	$ (1,687)	$ 197	$ (77,778)	$ 45,142	$ 8,047	$ 53,189